Cover Page	Oct. 22, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	BECTON, DICKINSON AND COMPANY
Entity Central Index Key	0000010795
Amendment Flag	false
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-4802
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive,
Entity Address, City or Town	Franklin Lakes,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
Redeemable Preferred Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 6.00% Mandatory Convertible Preferred Stock, Series B
Trading Symbol	BDXB
Security Exchange Name	NYSE
Notes 1.000% due December 15, 2022 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.000% Notes due December 15, 2022
Trading Symbol	BDX22A
Security Exchange Name	NYSE
Notes 1.900% due December 15, 2026 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
Notes 1.401% due May 24, 2023 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.401% Notes due May 24, 2023
Trading Symbol	BDX23A
Security Exchange Name	NYSE
Notes 3.020% due May 24, 2025 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	3.020% Notes due May 24, 2025
Trading Symbol	BDX25
Security Exchange Name	NYSE
Notes 0.632% due June 4, 2023 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	0.632% Notes due June 4, 2023
Trading Symbol	BDX/23A
Security Exchange Name	NYSE
Notes 1.208% due June 4, 2026 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.208% Notes due June 4, 2026
Trading Symbol	BDX/26A
Security Exchange Name	NYSE
Notes 1.213% due February 16, 2036 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.213% Notes due February 12, 2036
Trading Symbol	BDX/36
Security Exchange Name	NYSE
Notes 0.000% due August 13, 2023 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	0.000% Notes due August 13, 2023
Trading Symbol	BDX23B
Security Exchange Name	NYSE
Notes 0.034% due August 13, 2025 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	0.034% Notes due August 13, 2025
Trading Symbol	BDX25A
Security Exchange Name	NYSE